SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful
Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of assumptions used in determining expense and benefit obligations

	2020	2019	2018
Discount Rate (1)	6.3% - 12.7%	6.4% - 15.0%	6.4%-15.2%
Projected increase rate in compensation	22.1% - 50.9%	10.0% - 48.3%	10.0%-31.2%
1)Represents real discount rates.
Schedule of recoverability of goodwill

CGU of Argentina	Goodwill	PP&E	Intangible Assets	Right of use assets	Total
Balances as of December 31, 2020	251,105	303,784	97,315	16,492	668,696